ENERGY PURCHASED FOR RESALE (Tables)	12 Months Ended
Dec. 31, 2018
ENERGY PURCHASED FOR RESALE
Schedule of energy purchased for resale

		12/31/2017	12/31/2016
	12/31/2018	(Reclassified)	(Reclassified)
Energy purchased for resale
Supply	682,892	1,523,390	1,506,771
Proinfa	—	3,072,874	3,084,640
Marketing in CCEE	637,313	1,156,187	1,030,473
Others	239,328	403,112	17,980
	1,559,533	6,155,563	5,639,864